UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21759

Name of Fund: BlackRock Global Dynamic Equity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Global Dynamic Equity Fund, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2009

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

BlackRock Global Dynamic Equity Fund

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Australia - 0.5%	BHP Billiton Ltd.	45,800	$1,445,176
	Newcrest Mining Ltd.	30,320	764,808
	Transurban Group	218,566	790,135
	Woodside Petroleum Ltd.	40,700	1,559,915

			4,560,034

Austria - 0.1%	Telekom Austria AG	68,200	1,041,099

Brazil - 2.7%	All America Latina Logistica SA	41,100	259,498
	Cia Brasileira de Distribuicao Grupo Pao de Acucar (Preference Shares)	72,172	1,684,239
	Cia Energetica de Minas Gerais (a)	26,801	382,718
	Cosan Ltd. (b)	71,700	481,824
	GVT Holding SA (b)	26,100	505,143
	Hypermarcas SA (b)	121,900	1,750,342
	MRV Engenharia e Participacoes SA	32,700	556,465
	Petroleo Brasileiro SA (a)	382,100	13,101,462
	SLC Agricola SA	122,800	1,174,852
	Usinas Siderurgicas de Minas Gerais SA (Preference ‘A’ Shares)	16,600	394,147
	Vivo Participacoes SA (a)	101,275	2,306,032

			22,596,722

Canada - 4.4%	Alamos Gold, Inc. (b)	116,500	1,047,932
	BCE, Inc.	700	16,128
	Barrick Gold Corp.	77,997	2,722,095
	Canadian Natural Resources Ltd.	22,200	1,340,658
	Canadian Pacific Railway Ltd.	52,000	2,312,695
	Eldorado Gold Corp. (b)	180,000	1,809,608
	EnCana Corp.	1,300	69,745
	Goldcorp, Inc.	144,300	5,438,667
	Golden Star Resources Ltd. (b)	73,900	181,792
	IAMGOLD Corp.	312,900	3,304,224
	IAMGOLD, International African Mining Gold Corp.	84,400	894,730
	Kinross Gold Corp.	360,650	7,107,164
	New Gold, Inc. (b)	34,100	101,612
	Nexen, Inc.	2,100	43,701
	Nortel Networks Corp. (b)	25,400	1,270
	Petro-Canada	24,100	995,370
	Rogers Communications, Inc. Class B	89,500	2,489,912
	Sino-Forest Corp. (b)	106,100	1,447,825
	TELUS Corp.	16,100	464,804
	Talisman Energy, Inc.	14,300	220,843
	Teck Resources Ltd. Class B (b)	4,200	110,418
	Vittera, Inc. (b)	44,600	375,514
	Yamaha Gold, Inc.	476,100	4,538,916

			37,035,623

China - 2.4%	BaWang International (Group) Holding Ltd. (b)	63,400	27,241
	Beijing Enterprises Holdings Ltd.	1,011,544	5,077,300
	Chaoda Modern Agriculture Holdings Ltd.	4,013,793	2,712,188
	China BlueChemical Ltd.	404,000	226,382

BlackRock Global Dynamic Equity Fund

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	China Communications Services Corp. Ltd.	40,000	$25,385
	China Life Insurance Co. Ltd. (a)	14,399	958,397
	China Mobile Ltd.	167,400	1,756,608
	China Shenhua Energy Co. Ltd. Class H	655,000	2,662,296
	China South Locomotive and Rolling Corp.	546,600	337,783
	Denway Motors Ltd.	725,500	359,691
	Guangshen Railway Co. Ltd.	2,306,600	1,113,834
	Huaneng Power International, Inc.	175,000	137,013
	Jiangsu Express	313,900	274,388
	Ping An Insurance Group Co. of China Ltd.	105,400	930,639
	Shanghai Industrial Holdings Ltd.	62,400	337,290
	Tianjin Development Holdings Ltd.	3,295,200	2,321,004
	Tianjin Port Development Holdings Ltd.	1,820,100	773,268
	Xiamen International Port Co. Ltd.	2,329,300	471,346

			20,502,053

Egypt - 0.2%	Telecom Egypt	506,934	1,616,388

Finland - 0.3%	Fortum Oyj	33,112	767,458
	Nokia Oyj	34,879	468,998
	Nokia Oyj (a)	83,700	1,116,558

			2,353,014

France - 1.3%	Bouygues	16,164	686,719
	Cie Generale d’Optique Essilor International SA	45,500	2,521,953
	France Telecom SA	110,000	2,743,711
	Sanofi-Aventis	18,127	1,185,995
	Sanofi-Aventis (a)	2,000	65,280
	Schneider Electric SA	7,816	709,544
	Thales SA	12,400	524,557
	Total SA	27,074	1,501,536
	Vivendi SA	33,300	853,596

			10,792,891

Germany - 0.6%	Allianz AG Registered Shares	7,728	763,014
	BASF SE	12,823	641,357
	Bayer AG	18,091	1,108,703
	Bayer AG (a)	1,100	67,375
	Deutsche Telekom AG	31,459	403,611
	E.ON AG	31,737	1,199,136
	GEA Group AG	40,739	666,026

			4,849,222

Hong Kong - 0.9%	Cheung Kong Holdings Ltd.	100,200	1,291,446
	Cheung Kong Infrastructure Holdings Ltd.	298,200	1,085,817
	Hutchison Whampoa Ltd.	252,300	1,885,889
	The Link REIT	825,300	1,872,406
	Wharf Holdings Ltd.	335,125	1,572,431

			7,707,989

India - 1.0%	Bharat Heavy Electricals Ltd.	40,900	1,908,521
	Container Corp. of India	8,400	193,167
	Hindustan Lever Ltd.	105,900	642,839
	Housing Development Finance Corp.	16,500	875,892

BlackRock Global Dynamic Equity Fund

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Larsen & Toubro Ltd.	25,750	$811,683
	Reliance Industries Ltd. (b)	57,300	2,337,281
	State Bank of India Ltd.	38,220	1,448,261

			8,217,644

Indonesia - 0.1%	Bumi Resources Tbk PT	2,771,407	780,409

Ireland - 0.1%	Covidien Plc	18,875	713,664

Israel - 0.3%	AFI Development Plc (a)	172,000	292,400
	Check Point Software Technologies Ltd. (b)	4,400	117,436
	Ectel Ltd. (a)(b)	4,251	2,763
	Teva Pharmaceutical Industries Ltd. (a)	42,885	2,287,486

			2,700,085

Italy - 0.2%	Eni SpA	39,995	934,549
	Finmeccanica SpA	25,932	393,301

			1,327,850

Japan - 12.0%	Aioi Insurance Co., Ltd.	588,000	2,786,432
	Astellas Pharma, Inc.	69,100	2,624,807
	Canon, Inc.	66,400	2,461,162
	Coca-Cola Central Japan Co., Ltd.	39,000	542,820
	Coca-Cola West Holdings Co., Ltd.	83,975	1,644,672
	Daihatsu Motor Co., Ltd.	50,900	569,786
	Daikin Industries Ltd.	7,800	281,510
	Daiwa House Industry Co., Ltd.	105,200	1,081,565
	East Japan Railway Co.	45,261	2,586,292
	Fanuc Ltd.	4,500	367,689
	Futaba Industrial Co., Ltd.	87,100	338,216
	Hitachi Chemical Co., Ltd.	44,700	911,705
	Hokkaido Coca-Cola Bottling Co., Ltd.	15,000	79,199
	Honda Motor Co., Ltd.	43,700	1,397,500
	Hoya Corp.	109,600	2,634,251
	JGC Corp.	97,377	1,680,626
	KDDI Corp.	680	3,597,266
	Kinden Corp.	116,000	972,194
	Kirin Holdings Co., Ltd.	174,100	2,593,940
	Kubota Corp.	342,600	3,064,029
	Kyowa Hakko Kirin Co. Ltd.	65,000	744,396
	Mikuni Coca-Cola Bottling Co., Ltd.	39,500	325,391
	Mitsubishi Corp.	218,000	4,328,982
	Mitsubishi Tanabe Pharma Corp.	22,100	262,538
	Mitsui & Co., Ltd.	239,600	2,985,426
	Mitsui Sumitomo Insurance Group Holdings, Inc.	55,509	1,417,936
	Murata Manufacturing Co., Ltd.	29,300	1,427,025
	NGK Insulators Ltd.	38,700	871,308
	NTT DoCoMo, Inc.	3,047	4,400,406
	NTT Urban Development Co.	435	410,302
	Nintendo Co., Ltd.	2,500	671,685
	Nippon Sheet Glass Co., Ltd.	10,400	30,939
	Nippon Telegraph & Telephone Corp.	33,000	1,362,233
	Nipponkoa Insurance Co., Ltd.	457,800	2,722,539

BlackRock Global Dynamic Equity Fund

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Okumura Corp.	346,500	$1,440,256
	Panasonic Corp.	152,400	2,408,896
	RHJ International (b)	226,300	1,465,960
	RHJ International (a)(b)	23,000	148,368
	RHJ International (a)(b)(c)	41,200	267,185
	Rinnai Corp.	19,900	866,595
	Rohm Co., Ltd.	11,400	844,400
	Sekisui House Ltd.	271,000	2,544,119
	Seven & I Holdings Co., Ltd.	123,800	2,900,318
	Shimachu Co., Ltd.	20,500	434,154
	Shin-Etsu Chemical Co., Ltd.	71,500	3,834,747
	Shionogi & Co., Ltd.	47,700	980,005
	Sony Corp. (a)	2,000	55,920
	Sumitomo Chemical Co., Ltd.	1,042,900	5,144,401
	Sumitomo Electric Industries Ltd.	24,300	301,451
	Sumitomo Mitsui Financial Group, Inc.	44,900	1,911,274
	Suzuki Motor Corp.	152,200	3,827,516
	TDK Corp.	6,400	334,785
	Tadano Ltd.	29,000	138,448
	Takeda Pharmaceutical Co., Ltd.	32,400	1,305,225
	Terumo Corp.	9,100	461,125
	Toda Corp.	214,700	817,622
	Toho Co., Ltd.	83,500	1,484,063
	Tokio Marine Holdings, Inc.	172,200	4,963,854
	Tokyo Gas Co., Ltd.	544,000	1,994,018
	Toyota Industries Corp.	85,000	2,290,980
	Toyota Motor Corp.	35,600	1,494,251
	Ube Industries Ltd.	415,400	1,196,102
	West Japan Railway Co.	200	637,430

			100,670,235

Kazakhstan - 0.4%	KazMunaiGas Exploration Production (a)	142,100	3,062,255

Luxembourg - 0.1%	ArcelorMittal	28,635	1,031,978

Malaysia - 0.5%	Axiata Group Bhd (b)	832,500	694,414
	British American Tobacco Malaysia Bhd	50,600	667,730
	Genting Malaysia Bhd	167,330	139,660
	IOI Corp. Bhd	863,620	1,200,448
	PLUS Expressways Bhd	83,900	78,098
	Telekom Malaysia Bhd	370,000	314,010
	Tenaga Nasional Bhd	385,841	892,541

			3,986,901

Mexico - 0.2%	America Movil, SA de CV (a)	32,900	1,415,029
	Fomento Economico Mexicano, SA de CV (a)	17,000	656,200

			2,071,229

Netherlands - 0.3%	Koninklijke KPN NV	92,977	1,398,462
	Koninklijke Philips Electronics NV	3,200	72,832
	Unilever NV (a)	23,200	631,040

			2,102,334

Norway - 0.1%	StatoilHydro ASA	52,100	1,113,942

Philippines - 0.0%	First Gen Corp. (b)	36,000	16,824

BlackRock Global Dynamic Equity Fund

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Russia - 1.8%	Kuzbassrazrezugol (b)	3,080,806	$546,843
	MMC Norilsk Nickel (a)	96,137	962,331
	Novorossiysk Commercial Sea Port (a)	308,500	3,979,650
	OAO Gazprom (a)	101,300	2,091,845
	Polyus Gold Co. ZAO (a)	53,500	1,150,250
	RusHydro (a)(b)	899,534	3,121,383
	Sberbank	1,259,100	1,724,967
	Surgutneftegaz (a)	72,900	567,162
	Uralkali (a)	46,600	857,440

			15,001,871

Singapore - 1.2%	CapitaLand Ltd.	229,500	608,699
	Fraser and Neave Ltd.	420,800	1,211,922
	Keppel Corp. Ltd.	392,800	2,287,577
	MobileOne Ltd.	279,090	325,268
	Noble Group Ltd.	123,280	178,930
	Oversea-Chinese Banking Corp.	191,000	1,037,060
	Parkway Holdings Ltd.	646,190	938,034
	Parkway Life Real Estate Investment Trust	37,983	26,928
	Sembcorp Marine Ltd.	226,400	490,546
	Singapore Press Holdings Ltd.	206,000	513,464
	Singapore Telecommunications Ltd.	1,135,960	2,760,723

			10,379,151

South Africa - 0.2%	Anglo Platinum Ltd.	3,800	271,069
	Gold Fields Ltd. (a)	35,400	426,924
	Impala Platinum Holdings Ltd.	15,000	363,010
	Katanga Mining Ltd. (b)	323,748	204,362
	Sasol Ltd.	13,700	490,426

			1,755,791

South Korea - 1.4%	Cheil Industries, Inc.	10,000	386,909
	KT Corp. (a)	95,500	1,533,730
	KT&G Corp.	32,400	1,880,611
	Korean Reinsurance Co.	14,159	135,200
	LS Corp.	16,300	1,127,458
	Meritz Fire & Marine Insurance Co. Ltd.	14,447	77,383
	POSCO	2,200	893,431
	POSCO (a)	11,000	1,111,770
	Paradise Co. Ltd.	106,934	291,642
	SK Telecom Co., Ltd.	4,300	649,353
	Samsung Electronics Co., Ltd.	4,900	2,885,152
	Samsung Fine Chemicals Co., Ltd.	26,100	1,072,569

			12,045,208

Spain - 0.4%	Iberdrola Renovables	131,900	609,302
	Telefonica SA	96,510	2,401,141

			3,010,443

Switzerland - 1.6%	Credit Suisse Group AG	25,042	1,183,381
	Foster Wheeler AG (b)	68,584	1,584,290
	Nestle SA Registered Shares	88,615	3,641,585
	Noble Corp.	1,600	54,176

BlackRock Global Dynamic Equity Fund

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Novartis AG Registered Shares	23,270	$1,063,195
	Roche Holding AG	9,924	1,564,488
	Transocean Ltd. (b)	13,830	1,102,113
	Tyco Electronics Ltd.	16,475	353,718
	Tyco International Ltd.	16,075	485,786
	Weatherford International Ltd. (b)	22,200	416,472
	Zurich Financial Services AG	9,307	1,827,690

			13,276,894

Taiwan - 1.0%	ASUSTek Computer, Inc.	169,000	267,428
	Catcher Technology Co. Ltd.	88,000	246,606
	Chunghwa Telecom Co., Ltd.	428,836	860,077
	Chunghwa Telecom Co., Ltd. (a)	103,024	1,798,796
	Delta Electronics, Inc.	723,324	1,871,055
	HON HAI Precision Industry Co., Ltd.	347,818	1,200,921
	HTC Corp.	15,000	204,583
	MediaTek, Inc.	17,000	244,264
	Taiwan Cement Corp.	332,947	352,308
	Taiwan Semiconductor Manufacturing Co., Ltd.	904,994	1,611,565

			8,657,603

Thailand - 0.3%	Hana Microelectronics Pcl	603,900	335,401
	PTT Public Co. THB10	148,500	1,047,311
	Siam Commercial Bank Pcl	524,900	1,191,552

			2,574,264

United Kingdom - 2.2%	AstraZeneca Group Plc (a)	1,200	55,728
	BP Plc	284,952	2,363,022
	BP Plc (a)(d)	73,200	3,662,928
	British American Tobacco Plc	49,263	1,529,100
	Cadbury Plc (a)	16,320	645,130
	Diageo Plc (a)	68,900	4,297,982
	Guinness Peat Group Plc	1,268,582	638,111
	HSBC Holdings Plc	58,700	593,977
	Shire Pharmaceuticals Plc (a)	1,400	62,734
	Unilever Plc	46,837	1,234,572
	Unilever Plc (a)	14,500	382,075
	Vodafone Group Plc	1,078,551	2,217,501
	Vodafone Group Plc (a)	62,694	1,290,243

			18,973,103

United States - 43.1%	3Com Corp. (b)	340,000	1,281,800
	3M Co.	24,400	1,720,688
	ACE Ltd.	86,900	4,263,314
	AT&T Inc.	404,687	10,614,940
	Abbott Laboratories	79,800	3,590,202
	Accenture Ltd. Class A	1,800	63,126
	Aetna, Inc.	91,900	2,478,543
	Affiliated Computer Services, Inc. Class A (b)	1,300	61,633
	Alliance Resource Partners LP (d)	18,600	660,672
	The Allstate Corp.	14,800	398,268
	Altria Group, Inc. (d)	68,300	1,197,299
	Amdocs Ltd. (b)	2,700	64,584

BlackRock Global Dynamic Equity Fund

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	American Commercial Lines, Inc. (b)	39,050	$609,961
	AmerisourceBergen Corp.	23,600	465,392
	Amgen, Inc. (b)	23,500	1,464,285
	Amphenol Corp. Class A	3,700	123,395
	Anadarko Petroleum Corp.	33,700	1,624,340
	Analog Devices, Inc.	6,500	177,905
	Apache Corp.	22,300	1,872,085
	Apple, Inc. (b)	20,200	3,300,478
	Arch Capital Group Ltd. (b)	12,600	783,594
	Archer-Daniels-Midland Co.	1,900	57,228
	Ascent Media Corp. Class A (b)	195	5,405
	Autodesk, Inc. (b)	5,300	115,593
	Autoliv, Inc.	1,200	42,972
	Avnet, Inc. (b)	1,000	24,400
	Avon Products, Inc.	24,100	780,358
	Axis Capital Holdings Ltd.	1,100	31,306
	BMC Software, Inc. (b)	4,100	139,523
	Bank of America Corp.	105,800	1,564,782
	The Bank of New York Mellon Corp. (d)	191,179	5,226,834
	Baxter International, Inc.	12,200	687,714
	Big Lots, Inc. (b)	1,600	36,864
	Biogen Idec, Inc. (b)	1,200	57,060
	Boeing Co.	74,600	3,201,086
	Boston Scientific Corp. (b)	44,800	481,152
	Bristol-Myers Squibb Co.	556,700	12,102,658
	Broadcom Corp. Class A (b)	17,400	491,202
	Bunge Ltd.	9,811	686,476
	Burlington Northern Santa Fe Corp.	71,900	5,650,621
	CA, Inc.	151,500	3,202,710
	CF Industries Holdings, Inc.	800	63,152
	CMS Energy Corp.	36,900	477,486
	CNA Financial Corp.	1,000	17,050
	CNX Gas Corp. (b)	19,300	567,227
	CVS Caremark Corp.	40,970	1,371,676
	Calpine Corp. (b)	5,100	65,688
	Cell Genesys, Inc. (b)	18,529	5,003
	CenturyTel, Inc.	10,541	330,882
	Chevron Corp. (d)	121,450	8,437,131
	Chubb Corp.	34,900	1,611,682
	Cigna Corp.	92,600	2,629,840
	Cisco Systems, Inc. (b)	199,200	4,384,392
	Citigroup, Inc.	154,923	491,106
	The Coca-Cola Co.	30,200	1,505,168
	Cognizant Technology Solutions Corp. (b)	6,400	189,376
	Comcast Corp. Class A	295,200	4,386,672
	Complete Production Services, Inc. (b)	71,800	593,068
	Computer Sciences Corp. (b)	6,100	293,837
	Comverse Technology, Inc. (b)	130,300	1,030,673

BlackRock Global Dynamic Equity Fund

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	ConAgra Foods, Inc.	28,800	$565,344
	ConocoPhillips	88,900	3,885,819
	Consol Energy, Inc.	144,800	5,144,744
	Constellation Brands, Inc. Class A (b)	24,100	329,206
	Corning, Inc.	279,800	4,756,600
	Crown Holdings, Inc. (b)	36,100	906,110
	DISH Network Corp. (b)	33,000	559,350
	DaVita, Inc. (b)	21,900	1,088,430
	Dell, Inc. (b)	38,000	508,440
	Devon Energy Corp.	32,400	1,882,116
	Discover Financial Services, Inc.	350	4,158
	Discovery Communications, Inc. Class A (b)	1,850	45,325
	Discovery Communications, Inc. Class C (b)	1,950	43,680
	Dover Corp.	1,600	54,416
	The Dow Chemical Co.	96,900	2,051,373
	Dr. Pepper Snapple Group, Inc. (b)	9,240	227,396
	E.I. du Pont de Nemours & Co.	65,100	2,013,543
	EMC Corp. (b)	51,900	781,614
	ENSCO International, Inc.	6,700	253,863
	eBay, Inc. (b)	44,100	937,125
	Edison International	1,800	58,176
	El Paso Corp.	288,424	2,901,545
	Electronic Arts, Inc. (b)	44,300	951,121
	Eli Lilly & Co.	43,400	1,514,226
	Endo Pharmaceuticals Holdings, Inc. (b)	11,000	231,110
	Endurance Specialty Holdings Ltd.	47,000	1,568,390
	Entergy Corp.	22,900	1,839,557
	Everest Re Group Ltd.	7,500	601,650
	Exelon Corp.	28,000	1,424,080
	Extreme Networks, Inc. (b)	3,043	6,908
	Exxon Mobil Corp. (d)	147,400	10,375,486
	FMC Corp.	28,600	1,391,104
	FPL Group, Inc.	51,500	2,918,505
	FairPoint Communications, Inc.	3,003	1,772
	Family Dollar Stores, Inc.	1,900	59,698
	Fidelity National Information Services, Inc.	7,700	180,334
	Fidelity National Title Group, Inc. Class A	136,700	1,961,645
	Fluor Corp.	1,300	68,640
	Forest Laboratories, Inc. (b)	16,000	413,280
	Frontline Ltd. (e)	1,300	29,731
	The Gap, Inc.	4,000	65,280
	Garmin Ltd.	2,700	74,682
	General Communication, Inc. Class A (b)	29,300	200,705
	General Dynamics Corp.	4,500	249,255
	General Electric Co.	288,760	3,869,384
	General Mills, Inc.	16,400	966,124
	Genzyme Corp. (b)	22,300	1,157,147
	Gilead Sciences, Inc. (b)	24,500	1,198,785

BlackRock Global Dynamic Equity Fund

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Global Industries Ltd. (b)(e)	222,500	$1,519,675
	Goodrich Corp.	1,200	61,632
	Google, Inc. Class A (b)(d)	9,800	4,341,890
	H.J. Heinz Co.	23,193	892,003
	Halliburton Co.	39,050	862,614
	Hanesbrands, Inc. (b)	3,150	62,685
	Harris Corp.	2,900	90,799
	HealthSouth Corp. (b)	23,360	336,384
	Hess Corp.	23,100	1,275,120
	Hewitt Associates, Inc. Class A (b)	1,700	50,881
	Hewlett-Packard Co.	62,300	2,697,590
	Hologic, Inc. (b)	178,800	2,626,572
	Honeywell International, Inc.	1,000	34,700
	Humana, Inc. (b)	68,300	2,243,655
	IPC Holdings, Ltd.	30,900	894,246
	International Business Machines Corp.	52,200	6,155,946
	International Game Technology	76,500	1,510,875
	International Paper Co.	22,600	425,106
	JDS Uniphase Corp. (b)	15,850	92,881
	JPMorgan Chase & Co.	218,800	8,456,620
	Johnson & Johnson	151,900	9,249,191
	KBR, Inc.	32,720	693,337
	Key Energy Services, Inc. (b)	23,425	162,569
	Kinder Morgan Management LLC (b)	1	48
	King Pharmaceuticals, Inc. (b)	15,700	142,399
	Kraft Foods, Inc.	129,197	3,661,443
	L-3 Communications Holdings, Inc.	600	45,300
	LSI Corp. (b)	10,000	51,800
	Lexmark International, Inc. Class A (b)	53,300	771,784
	Liberty Media Corp. - Entertainment Class A (b)	68	1,902
	Liberty Media Holding Corp. - Capital (b)	17	248
	Liberty Media Holding Corp. - Interactive (b)	2,515	16,750
	Life Technologies Corp (b)	15,359	699,295
	Lockheed Martin Corp.	20,900	1,562,484
	MEMC Electronic Materials, Inc. (b)	4,800	84,576
	Macquarie Infrastructure Co. LLC	16,000	62,240
	Manpower, Inc.	600	28,770
	Marathon Oil Corp.	88,400	2,850,900
	Marsh & McLennan Cos., Inc.	4,200	85,764
	Mattel, Inc.	105,400	1,852,932
	McDermott International, Inc. (b)	40,000	781,600
	McDonald’s Corp.	34,200	1,883,052
	The McGraw-Hill Cos., Inc.	2,400	75,240
	McKesson Corp.	19,600	1,002,540
	Mead Johnson Nutrition Co.	26,500	964,865
	Medco Health Solutions, Inc. (b)	30,200	1,596,372
	Medtronic, Inc.	101,700	3,602,214
	Merck & Co., Inc.	113,875	3,417,389

BlackRock Global Dynamic Equity Fund

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	MetLife, Inc.	24,600	$835,170
	Mettler Toledo International, Inc. (b)	5,300	445,518
	Microsoft Corp.	555,300	13,060,656
	Morgan Stanley	53,200	1,516,200
	Motorola, Inc.	83,200	595,712
	Murphy Oil Corp.	15,700	913,740
	Mylan, Inc. (b)	73,451	968,819
	Nabors Industries Ltd. (b)	14,500	246,790
	National Oilwell Varco, Inc. (b)	50,072	1,799,588
	National Semiconductor Corp.	7,700	115,962
	NetApp, Inc. (b)	7,500	168,450
	Newmont Mining Corp.	112,400	4,647,740
	News Corp. Class A	98,900	1,021,637
	Noble Energy, Inc.	1,000	61,120
	Northern Trust Corp.	64,200	3,839,802
	Northrop Grumman Corp.	1,200	53,496
	Novell, Inc. (b)	34,900	159,842
	Novellus Systems, Inc. (b)	3,100	60,667
	Occidental Petroleum Corp.	41,450	2,957,043
	Oracle Corp.	88,200	1,951,866
	PPL Corp.	28,800	973,152
	Pall Corp.	5,000	150,400
	Panera Bread Co. Class A (b)	13,500	741,960
	PartnerRe Ltd.	7,700	528,143
	Pepsi Bottling Group, Inc.	1,200	40,740
	PepsiAmericas, Inc.	10,500	281,190
	PerkinElmer, Inc.	22,500	396,675
	Perrigo Co.	17,700	480,378
	Pfizer, Inc.	382,200	6,088,446
	PharMerica Corp. (b)	1,075	22,532
	Philip Morris International, Inc.	54,300	2,530,380
	Pitney Bowes, Inc.	2,100	43,365
	Platinum Underwriters Holdings Ltd.	17,500	590,625
	Polycom, Inc. (b)	98,700	2,344,125
	Praxair, Inc.	2,300	179,814
	Precision Castparts Corp.	15,600	1,245,036
	Pride International, Inc. (b)	2,200	55,154
	Principal Financial Group, Inc.	16,900	400,530
	The Procter & Gamble Co.	117,700	6,533,527
	The Progressive Corp.	46,400	722,912
	QUALCOMM, Inc.	45,600	2,107,176
	Quest Diagnostics, Inc.	1,200	65,544
	Qwest Communications International Inc.	414,900	1,601,514
	Ralcorp Holdings, Inc. (b)	2,801	177,892
	Raytheon Co.	500	23,475
	RenaissanceRe Holdings Ltd.	16,500	829,125
	Reynolds American, Inc.	800	34,808

BlackRock Global Dynamic Equity Fund

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Ross Stores, Inc.	2,000	$88,180
	RusHydro	3,895,854	135,186
	Ryder System, Inc.	2,000	70,260
	SUPERVALU, Inc.	11,891	176,344
	Safeway, Inc.	2,500	47,325
	Sara Lee Corp.	185,300	1,971,592
	Schering-Plough Corp.	129,300	3,427,743
	Schlumberger Ltd.	42,200	2,257,700
	Seagate Technology	2,000	24,080
	Smith International, Inc.	11,100	278,943
	The Southern Co.	10,500	329,700
	Spirit Aerosystems Holdings, Inc. Class A (b)	116,500	1,515,665
	Sprint Nextel Corp. (b)	187,200	748,800
	The St. Joe Co. (b)	51,600	1,453,056
	Stone Energy Corp. (b)	11,100	120,546
	Sun Microsystems, Inc. (b)	59,775	548,137
	Sunoco, Inc.	600	14,814
	Synopsys, Inc. (b)	2,900	57,942
	Tellabs, Inc. (b)	2,800	16,240
	Teradata Corp. (b)	6,800	167,076
	Texas Instruments, Inc.	28,400	683,020
	Thermo Fisher Scientific, Inc. (b)	25,600	1,159,168
	Time Warner Cable, Inc. (b)	7,789	257,504
	Time Warner, Inc.	31,033	827,340
	Total System Services, Inc.	4,200	61,656
	Transatlantic Holdings, Inc.	9,500	449,445
	The Travelers Cos., Inc.	63,900	2,752,173
	U.S. Bancorp	139,900	2,855,359
	URS Corp. (b)	1,200	60,720
	Unifi, Inc. (b)	127,500	267,750
	Union Pacific Corp.	90,300	5,194,056
	United Technologies Corp.	11,000	599,170
	UnitedHealth Group, Inc.	111,700	3,134,302
	Valero Energy Corp.	2,500	45,000
	Verizon Communications, Inc.	213,800	6,856,566
	Viacom, Inc. Class B (b)	88,550	2,050,818
	WABCO Holdings, Inc.	400	7,604
	Wal-Mart Stores, Inc.	114,900	5,731,212
	Waters Corp. (b)	22,150	1,113,037
	WellPoint, Inc. (b)	61,450	3,234,728
	Wells Fargo & Co.	174,800	4,275,608
	Western Digital Corp. (b)	9,100	275,275
	The Western Union Co.	28,400	496,432
	Windstream Corp.	29,091	255,128
	Wyeth	80,700	3,756,585
	XL Capital Ltd. Class A	219,400	3,089,152
	XTO Energy, Inc.	22,000	885,060

BlackRock Global Dynamic Equity Fund

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks		Shares	Value

	Xerox Corp.		248,400	$2,034,396
	Xilinx, Inc.		2,600	56,394

				362,671,830

	Total Common Stocks - 81.9%			689,196,543

	Investment Companies

United States - 5.1%	Consumer Staples Select Sector SPDR Fund		66,100	1,620,772
	iShares Dow Jones U.S. Telecommunications Sector Index Fund		40,000	720,400
	iShares Silver Trust (b)		230,600	3,159,220
	Health Care Select Sector SPDR Fund		66,100	1,842,207
	KBW Bank ETF		12,000	241,200
	SPDR Gold Trust (b)(e)		247,200	23,076,120
	Technology Select Sector SPDR Fund		424,000	8,352,800
	Telecom HOLDRs Trust		11,200	268,576
	Utilities Select Sector SPDR Fund		117,400	3,397,556
	Vanguard Telecommunication Services ETF		1,400	71,274

				42,750,125

Vietnam - 0.2%	Vietnam Enterprise Investments Ltd. - R Shares (b)		199,954	319,926
	Vinaland Ltd. (b)		1,723,580	1,290,617

				1,610,543

	Total Investment Companies - 5.3%			44,360,668

	Preferred Securities

			Par
	Capital Trusts		(000)

Singapore - 0.0%	DBS Capital Funding Corp., 7.66% (f)(g)	USD	119	118,405

	Total Capital Trusts - 0.0%			118,405

	Preferred Stocks		Shares

Japan - 0.2%	Mizuho Financial Group, Inc. Series 11X1, 2.00% (h)		211,000	1,578,737

United States - 0.6%	Bunge Ltd., 4.88% (h)		2,835	265,781
	El Paso Corp., 4.99% (c)(h)		2,281	2,001,578
	Freeport-McMoRan Copper & Gold, Inc., 5.50% (h)		1,331	1,736,968
	Mylan, Inc., 6.50% (h)		580	511,560
	NRG Energy, Inc., 4.00% (h)		416	565,760
	XL Capital Ltd., 10.75% (h)		17,012	393,998

				5,475,645

	Total Preferred Stocks - 0.8%			7,054,382

	Total Preferred Securities - 0.8%			7,172,787

	Warrants (i)

Canada - 0.0%	Kinross Gold Corp. (expires 9/03/13)		36,725	156,821
	New Gold, Inc. (expires 4/03/12)		170,500	5,540

	Total Warrants - 0.0%			162,361

	Rights

Brazil - 0.0%	Cia Brasileira de Distribuicao Grupo Pao de Acucar (expires 8/21/09)		4,964	2,395

	Total Rights - 0.0%			2,395

	Fixed Income Securities

			Par
	Corporate Bonds		(000)

Canada - 0.3%	Sino-Forest Corp., 5.00%, 8/01/13 (c)(h)	USD	2,332	2,142,525

BlackRock Global Dynamic Equity Fund

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Country	Corporate Bonds		(000)	Value

China - 0.3%	GOME Electrical Appliances Holdings Ltd., 7.30%, 5/18/14 (h)(j)	CNY	19,900	$2,756,162

France - 0.0%	Compagnie Generale des Etablissements Michelin Series ML, 8.25%, 1/01/17 (h)(j)	EUR	289	396,052

Hong Kong - 0.1%	FU JI Food and Catering Services Holdings Ltd., 37.61%, 10/18/10 (h)(j)	CNY	10,800	1,197,831

India - 1.1%	Gujarat NRE Coke Ltd., 16.38%, 4/12/11 (h)(j)	USD	1,000	1,000,000
	Reliance Communications Ltd., 21.02%, 5/10/11 (h)(j)		1,850	2,109,000
	Reliance Communications Ltd., 27.37%, 3/01/12 (h)(j)		3,300	3,359,535
	Tata Motors Ltd., 1.00%, 4/27/11 (h)		1,645	1,719,025
	Tata Steel Ltd., 1.00%, 9/05/12 (h)		700	736,750

				8,924,310

Japan - 0.0%	The Bank of Kyoto Ltd., 2.12%, 3/31/14 (h)(j)	JPY	32,000	332,518

Malaysia - 1.0%	Berjaya Land Bhd, 8.00%, 8/15/11 (h)	MYR	4,290	1,244,562
	Cherating Capital Ltd., 2.00%, 7/05/12 (f)(h)	USD	600	628,500
	Feringghi Capital Ltd., 4.78%, 12/22/09 (h)(j)		900	1,014,750
	IOI Resources, 5.57%, 1/15/13 (h)(j)		200	193,500
	Rafflesia Capital Ltd., 1.25%, 10/04/11 (f)(h)		3,000	3,359,075
	YTL Power Finance Cayman Ltd., 2.62%, 5/09/10 (h)(j)		1,600	1,905,618

				8,346,005

Netherlands - 0.1%	Pargesa Netherlands NV, 1.75%, 6/15/14 (h)	CHF	1,100	844,056

Singapore - 0.9%	CapitaLand Ltd., 3.13%, 3/05/18 (h)	SGD	3,750	2,403,763
	CapitaLand Ltd., 2.95%, 6/20/22 (h)		4,000	2,117,314
	Wilmar International Ltd., 10.45%, 12/18/12 (h)(j)	USD	1,000	1,206,519
	Yanlord Land Group Ltd., 5.85%, 7/13/14 (h)	SGD	1,750	1,422,715

				7,150,311

United Arab Emirates - 0.7%	Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (h)	USD	7,610	6,147,891

United States - 3.1%	Addax Petroleum Corp., 3.75%, 5/31/12 (h)		1,000	1,120,000
	Advanced Micro Devices, Inc., 7.75%, 11/01/12		39	30,420
	Advanced Micro Devices, Inc., 6.00%, 5/01/15 (h)		9,850	5,959,250
	Amgen, Inc., 0.38%, 2/01/13 (h)		2,967	2,981,835
	Cell Genesys, Inc., 3.13%, 5/01/13 (h)		27	10,721
	Chesapeake Energy Corp., 2.75%, 11/15/35 (h)		504	447,300
	Chesapeake Energy Corp., 2.50%, 5/15/37 (h)		1,896	1,448,070
	Chesapeake Energy Corp., 2.25%, 12/15/38 (h)		1,302	821,887
	China Milk Products Group Ltd., 14.65%, 1/05/12 (h)(j)		1,000	1,094,714
	Helix Energy Solutions Group, Inc., 3.25%, 12/15/25 (h)		142	114,310
	Hologic, Inc., 2.00%, 12/15/37 (h)(k)		4,830	3,707,025
	IOI Capital Bhd Series IOI, 0.92%, 12/18/11 (h)(j)		2,150	2,467,125
	Intel Corp., 2.95%, 12/15/35 (h)		886	773,035
	Intel Corp., 3.25%, 8/01/39 (c)(h)		880	885,500
	McMoRan Exploration Co., 5.25%, 10/06/11 (h)		480	429,000
	Millipore Corp., 3.75%, 6/01/26 (h)		141	144,349
	Mylan, Inc., 1.25%, 3/15/12 (h)		2,247	2,016,682
	Nabi Biopharmaceuticals, 2.88%, 4/15/25 (h)		50	48,312
	Preferred Term Securities XXIV, Ltd., 5.97%, 3/22/37 (c)(h)		1,200	12
	Preferred Term Securities XXV, Ltd., 5.76%, 6/22/37 (h)		1,150	690

BlackRock Global Dynamic Equity Fund

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
	Corporate Bonds		(000)	Value

	Preferred Term Securities XXVI, Ltd., 6.19%, 9/22/37 (h)	USD	970	$10
	Preferred Term Securities XXVII, Ltd., 6.29%, 12/22/37 (h)		900	9
	SBA Communications Corp., 4.00%, 10/01/14 (c)(h)		706	759,832
	SonoSite, Inc., 3.75%, 7/15/14 (h)		480	429,000

				25,689,088

	Total Corporate Bonds - 7.6%			63,926,749

	U.S. Treasury Obligations

	U.S. Treasury Notes, 2.75%, 7/31/10		10,525	10,758,108

	Total U.S. Treasury Obligations - 1.3%			10,758,108

	Total Fixed Income Securities - 8.9%			74,684,857

	Total Long-Term Investments (Cost - $843,568,227) - 96.9%			815,579,611

	Short-Term Securities

	Time Deposits

	Brown Brothers Harriman & Co., 0.03%, 7/31/09		231	231,380

	U.S. Treasury Obligations (l)

	U.S. Treasury Bills, 0.12%, 8/13/09		3,000	2,999,898
	U.S. Treasury Bills, 0.15%, 8/27/09		300	299,974
	U.S. Treasury Bills, 0.32%, 9/03/09		185	184,979
	U.S. Treasury Bills, 0.16%, 9/10/09		1,268	1,267,820
	U.S. Treasury Bills, 0.18%, 9/24/09		755	754,831
	U.S. Treasury Bills, 0.16%, 10/01/09		340	339,911
	U.S. Treasury Bills, 0.18%, 10/08/09		8,835	8,831,954
	U.S. Treasury Bills, 0.18%, 10/22/09		7,765	7,761,823
	U.S. Treasury Bills, 0.18%, 10/29/09		1,965	1,964,145

	U.S. Treasury Obligations - 2.9%			24,405,335

			Beneficial
			Interest
	Short-Term Securities		(000)

	BlackRock Liquidity Series, LLC Money Market Series, 0.55% (m)(n)(o)	USD	1,109	1,108,500

	Total Short-Term Securities (Cost - $25,745,116) - 3.1%			25,745,215

	Options Purchased		Contracts

Exchange-Traded Call Options	Bed Bath & Beyond, Inc., expiring August 2009 at USD 27.50		439	320,470
	Best Buy Co., Inc., expiring September 2009 at USD 40		444	51,060
	General Motors Corp., expiring January 2010 at USD 50		592	592
	General Motors Corp., expiring January 2010 at USD 60		558	558
	Home Depot, Inc., expiring August 2009 at USD 30		427	854
	Paccar, Inc., expiring August 2009 at USD 35		441	50,715
	S&P 500 Listed Option, expiring December 2009 at USD 92.50		250	2,370,000
	S&P 500 Listed Option, expiring December 2009 at USD 100		40	201,600
	Staples, Inc., expiring September 2009 at USD 22.50		450	22,500

				3,018,349

BlackRock Global Dynamic Equity Fund

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Purchased	Contracts	Value

Exchange-Traded Put Options	S&P 500 Listed Option, expiring September 2009 at USD 87.50	93	$69,750
	S&P 500 Listed Option, expiring December 2009 at USD 90	39	137,280

			207,030

	Total Options Purchased (Cost - $3,020,499) - 0.4%		3,225,379

	Total Investments Before Structured Options, Investments Sold Short and Options Written (Cost - $872,333,842*) - 100.4%		844,550,205

	Structured Options

Over-the-Counter Options	Credit Suisse Euro Stoxx Index Link, expiring July 2010, Broker Credit Suisse International (p)	5,250	519,801
	JPMorgan Euro Stoxx Index Link, expiring July 2010, Broker JPMorgan Chase (q)	5,600	394,800

	Total Structured Options (Premium Paid - $0) - 0.1%		914,601

	Investments Sold Short	Shares

	Bed Bath & Beyond, Inc.	(70,300)	(2,442,925)
	Best Buy Co., Inc.	(44,400)	(1,659,228)
	Carnival Corp.	(95,600)	(2,675,844)
	D.R. Horton Inc.	(87,000)	(1,008,330)
	Home Depot, Inc.	(74,900)	(1,942,906)
	Lowe’s Cos., Inc.	(58,400)	(1,311,664)
	Masco Corp.	(81,600)	(1,136,688)
	Paccar Inc.	(44,100)	(1,528,065)
	Staples, Inc.	(62,400)	(1,311,648)

	Total Investments Sold Short (Proceeds - $14,677,255) - (1.8)%		(15,017,298)

	Options Written	Contracts

Exchange-Traded Call Options	Aetna, Inc., expiring October 2009 at USD 30	368	(47,840)
	Apple, Inc., expiring January 2010 at USD 85	202	(1,603,375)
	Avon Products, Inc., expiring January 2010 at USD 22.50	241	(241,000)
	Bank of America Corp., expiring November 2009 at USD 15	1,058	(168,222)
	Burlington Northern Santa Fe Corp., expiring January 2010 at USD 80	218	(137,340)
	Cigna Corp., expiring October 2009 at USD 25	370	(166,500)
	Cigna Corp., expiring January 2010 at USD 30	171	(49,163)
	Complete Production Services, Inc., expiring January 2010 at USD 7.50	180	(31,500)
	Consol Energy, Inc., expiring January 2010 at USD 46	350	(50,750)
	Electronic Arts, Inc., expiring January 2010 at USD 22.50	218	(45,780)
	Hewlett-Packard Co., expiring August 2009 at USD 35	610	(506,300)
	Humana, Inc., expiring November 2009 at USD 32	246	(103,320)
	JPMorgan Chase & Co., expiring December 2009 at USD 39	547	(185,980)
	Microsoft Corp., expiring October 2009 at USD 25	1,196	(76,544)
	Microsoft Corp., expiring January 2010 at USD 17.50	470	(294,925)
	Morgan Stanley, expiring October 2009 at USD 33	133	(9,310)
	Mylan Laboratories Inc., expiring October 2009 at USD 15	220	(10,450)
	Panera Bread Co. Class A, expiring August 2009 at USD 55	135	(20,925)
	Polycom, Inc., expiring January 2010 at USD 20	380	(186,200)

BlackRock Global Dynamic Equity Fund

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Written	Contracts	Value

	S&P 500 Listed Option, expiring December 2009 at USD 102.50	250	$(971,250)
	UnitedHealth Group, Inc., expiring December 2009 at USD 27	575	(209,875)
	WellPoint, Inc., expiring December 2009 at USD 55	221	(90,610)

			(5,207,159)

Exchange-Traded Put Options	S&P 500 Listed Option, expiring September 2009 at USD 80	93	(25,575)
	S&P 500 Listed Option, expiring December 2009 at USD 80	39	(62,205)

			(87,780)

	Total Options Written (Premiums Received - $3,370,895) - (0.7)%		(5,294,939)

	Total Investments, Net of Structured Options, Investments Sold Short and Options Written - 98.0%		825,152,569
	Other Assets Less Liabilities - 2.0%		16,445,025

	Net Assets - 100.0%		$841,597,594

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$882,995,404

Gross unrealized appreciation	$81,654,596
Gross unrealized depreciation	(119,185,194)

Net unrealized depreciation	$(37,530,598)

(a)	Depositary receipts.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(e)	Security, or a portion of security, is on loan.

(f)	Variable rate security. Rate shown is as of report date.

(g)	Security is perpetual in nature and has no stated maturity date.

(h)	Convertible security.

(i)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(j)	Represents a zero-coupon bond. Rate shown represents the current yield as of report date.

(k)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(l)	Rates shown are the discount rates paid at the time of purchase.

(m)	Security was purchased with the cash proceeds from securities loans.

(n)	Represents the current yield as of report date.

(o)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	—	$255
BlackRock Liquidity Series, LLC Money Market Series	$(1,061,500)	$15,040

BlackRock Global Dynamic Equity Fund

Schedule of Investments July 31, 2009 (Unaudited)

(p)

CSFB DJ EuroStoxx Structured Option is issued in units. Each unit represents a composite structure based on the product of the DJ EuroStoxx 50 Index and the Euro/U.S. Dollar exchange rate. Each unit contains (a) one written put on the composite index at a strike price of 3173.207 and (b) two purchased call spreads on the composite index with a lower call strike of 3271.3474 and an upper call strike of 3762.0495. Because the Structured Option was constructed with an upper call strike limit of 115%, theoretically the structure would peak at 30.00% return in the event that the composite index rose to, or above the level of 3762.0495 at expiration. On July 31, 2009, the composite index was 3740.209. At this time, the value of this Structured Option was $519,801 representing the potential obligation to the Fund from the counterparty based on the price of the structure of $323.86 per unit. The structure expires on July 23, 2010.

(q)

JP Morgan DJ EuroStoxx Structured Option is issued in units. Each unit represents a composite structure based on the product of the DJ EuroStoxx 50 Index and the Euro/U.S. Dollar exchange rate. Each unit contains (a) one written put on the composite index at a strike price of 3299.55 and (b) 2.03 Call Spread units on the DJ Euro Stoxx with a lower call strike of 3401.60 and an upper call strike of 3911.84. For each unit of the Structured Option, the Fund has sold or written 2.03 calls on the composite index at 3911.84 and bought 2.03 calls on the composite index at 3401.60. Because the Structured Option was constructed with an upper call strike limit of 115%, theoretically the structure would peak at 30.45% return in the event that the composite index rose to, or above 3911.84 at expiration. On July 31, 2009, the composite index was 3740.209. At this time, the value of this Structured Option was $394,864 representing the potential obligation to the Fund from the counterparty based on the price of the structure of $239.85 per unit. The structure expires on July 16, 2010.

•	Foreign currency exchange contracts as of July 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

BRL	181,945	USD	96,779	Brown Brothers Harriman & Co.	8/03/09	$739
HKD	377,745	USD	48,741	Brown Brothers Harriman & Co.	8/03/09	—
USD	180,289	JPY	17,190,580	Brown Brothers Harriman & Co.	8/04/09	(1,381)
USD	307,807	THB	10,476,225	Brown Brothers Harriman & Co.	8/04/09	(22)
INR	1,324,724,575	USD	133,743	Brown Brothers Harriman & Co.	8/05/09	(270)
USD	91,508	MYR	321,375	Brown Brothers Harriman & Co.	8/05/09	273
AUD	80,078	USD	65,564	Brown Brothers Harriman & Co.	8/10/09	1,360
CAD	4,734,638	USD	4,355,496	Brown Brothers Harriman & Co.	8/10/09	39,708
GBP	2,001,383	USD	3,300,000	Brown Brothers Harriman & Co.	8/10/09	43,090
HKD	4,558,958	USD	588,327	Brown Brothers Harriman & Co.	8/10/09	(21)
JPY	3,124,607,850	USD	32,912,518	Brown Brothers Harriman & Co.	8/10/09	110,808
MXN	6,141,904	USD	465,539	Brown Brothers Harriman & Co.	8/10/09	(1,175)
NOK	925,121	USD	147,800	Brown Brothers Harriman & Co.	8/10/09	3,093
SEK	2,695,150	USD	359,839	Brown Brothers Harriman & Co.	8/10/09	13,672
USD	500,000	AUD	606,098	Brown Brothers Harriman & Co.	8/10/09	(6,533)
USD	4,096,049	CHF	4,373,950	Brown Brothers Harriman & Co.	8/10/09	2,770
USD	6,631,771	EUR	4,660,395	Brown Brothers Harriman & Co.	8/10/09	(10,885)
USD	8,506,343	GBP	5,150,615	Brown Brothers Harriman & Co.	8/10/09	(97,192)
BRL	9,437,600	USD	5,001,378	Brown Brothers Harriman & Co.	8/11/09	45,719
INR	95,246,000	USD	1,972,784	Brown Brothers Harriman & Co.	8/11/09	12,065
KRW	503,460,000	USD	404,711	Brown Brothers Harriman & Co.	8/11/09	5,170
SGD	721,620	USD	500,000	Brown Brothers Harriman & Co.	8/11/09	1,380
USD	1,267,862	MYR	4,485,600	Brown Brothers Harriman & Co.	8/11/09	(4,932)
USD	6,860,441	SGD	9,878,555	Brown Brothers Harriman & Co.	8/11/09	(3,154)
USD	1,069,272	TWD	34,965,200	Brown Brothers Harriman & Co.	8/11/09	2,880
USD	709,014	ZAR	5,433,810	Brown Brothers Harriman & Co.	8/11/09	10,348

Total						$167,510

BlackRock Global Dynamic Equity Fund

Schedule of Investments July 31, 2009 (Unaudited)

•	Financial futures contracts purchased as of July 31, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Amount	Unrealized Appreciation

10	DAX Index 25 Euro	Eurex Deutschland	September 2009	$1,702,248	$201,231
174	DJ Euro Stoxx	Eurex Deutschland	September 2009	$5,917,211	620,096
88	FTSE 100 Index	LIFFE	September 2009	$6,542,183	184,531
6	Osaka Nikkei 225	Osaka	September 2009	$624,982	32,561
122	S&P 500 Index	Chicago	September 2009	$28,278,367	1,745,833
30	Topix Index	Tokyo	September 2009	$2,921,159	108,167

Total					$2,892,419

•	Financial futures contracts sold as of July 31, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Amount	Unrealized Appreciation

26	Hang Seng Index	Hong Kong	August 2009	$3,420,421	$4,714

•	Credit default swaps on single-name issues - buy protection outstanding as of July 31, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation

Carnival Corp.	0.25%	JPMorgan Chase Bank NA	September 2011	USD	310	$8,345
DaimlerChrysler NA Holding Corp.	0.53%	JPMorgan Chase Bank NA	September 2011	EUR	160	1,416
JCPenney Corp., Inc.	0.53%	JPMorgan Chase Bank NA	September 2011	USD	103	2,611
McDonald’s Corp.	0.16%	JPMorgan Chase Bank NA	September 2011	USD	103	59
Whirlpool Corp.	0.48%	JPMorgan Chase Bank NA	September 2011	USD	103	2,985

Total						$15,416

•	Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Frank
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bat
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

BlackRock Global Dynamic Equity Fund

Schedule of Investments July 31, 2009 (Unaudited)

•

Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

	Assets	Liabilities

Level 1
Long-Term Investments:
Common Stocks
Brazil	$22,596,722	—
Canada	37,035,623	—
China	985,638	—
Finland	1,116,558	—
France	65,280	—
Germany	67,375	—
Ireland	713,664	—
Israel	2,700,085	—
Japan	323,105	—
Kazakhstan	3,062,255	—
Mexico	2,071,229	—
Netherlands	703,872	—
Russia	11,880,488	—
South Africa	631,286	—
South Korea	2,645,500	—
Switzerland	3,996,555	—
Taiwan	2,658,873	—
Thailand	2,574,264	—
United Kingdom	10,396,820	—
United States	362,671,830	—
Investment Companies	44,040,742	—
Preferred Stocks	2,908,307	—

BlackRock Global Dynamic Equity Fund

Schedule of Investments July 31, 2009 (Unaudited)

Valuation Inputs	Investments in Securities

	Assets	Liabilities

Rights	$2,395	—
Warrants	162,361	—
Investments Sold Short		$(15,017,298)

Total Level 1	516,010,827	(15,017,298)

Level 2
Long-Term Investments:
Common Stocks
Australia	4,560,034	—
Austria	1,041,099	—
China	19,516,415	—
Egypt	1,616,388	—
Finland	1,236,456	—
France	10,727,611	—
Germany	4,781,847	—
Hong Kong	7,707,989	—
India	8,217,644	—
Indonesia	780,409	—
Italy	1,327,850	—
Japan	100,347,130	—
Luxembourg	1,031,978	—
Malaysia	3,986,901	—
Netherlands	1,398,462	—
Norway	1,113,942	—
Philippines	16,824	—
Russia	3,121,383	—
Singapore	10,379,151	—
South Africa	1,124,505	—
South Korea	9,399,708	—
Spain	3,010,443	—
Switzerland	9,280,339	—
Taiwan	5,998,730	—
United Kingdom	8,576,283	—
Corporate Bonds	49,161,922	—
U.S. Treasury Obligations	10,758,108	—
Investment Companies	319,926	—
Capital Trusts	118,405	—
Preferred Stocks	2,567,338	—
Short-Term Securities	25,745,215	—

Total Level 2	308,970,435	—

Level 3
Long-Term Investments
Corporate Bonds	14,764,827	—
Preferred Stocks	1,578,737	—

Total Level 3	16,343,564	—

Total	$841,324,826	$(15,017,298)

BlackRock Global Dynamic Equity Fund

Schedule of Investments July 31, 2009 (Unaudited)

Valuation Inputs	Other Financial Instruments[1]

	Assets	Liabilities

Level 1	$6,122,512	$(5,294,939)
Level 2	308,491	(125,565)
Level 3	914,601	—

Total	$7,345,604	(5,420,504)

1 Other financial instruments are swaps, financial futures contracts, foreign currency exchange contracts, structured options and options. Swaps and financial futures contracts and foreign currency contracts are shown at the unrealized appreciation/depreciation on the instrument and structured options and options are shown at market value.

The following is a reconciliation of investments for unobservable inputs (level 3) used in determining fair value:

Investments in Securities

	Common Stocks	Corporate Bonds	Preferred Stocks	Total

Balance, as of October 31, 2008	$264,299	—	—	$264,299
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	632,672	$(30,924)	—	601,748
Net purchases (sales)	—	—	—	—
Net transfers in (out)	(896,971)	14,795,751	$1,578,737	15,477,517

Balance, as of July 31, 2009	$—	$14,764,827	$1,578,737	$16,343,564

The following is a reconciliation of other financial instruments for unobservable inputs (level 3) used in determining fair value:

Other Financial Instruments[2]

Assets

Balance, as of October 31, 2008	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in	$914,601

Balance, as of July 31, 2009	$914,601

2 Other financial instruments are structured options which are shown at market value.

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Dynamic Equity Fund

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Global Dynamic Equity Fund

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Global Dynamic Equity Fund

Date: September 22, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Dynamic Equity Fund

Date: September 22, 2009